Principal Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value	5.00%
Buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Electronic devices and other general equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Residual value	0.00%
Electronic devices and other general equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual value	5.00%
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value	0.00%
Estimated useful lives, description	Over the shorter of lease term or the estimated useful lives of the assets